NOTE 14 - PARENT COMPANY ONLY INFORMATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 14 - PARENT COMPANY ONLY INFORMATION

Following, in a condensed form, are parent company only statements of financial condition, statements of income and cash flows of DBI. The financial information contained in this footnote is to be read in association with the preceding accompanying notes to the consolidated financial statements.

DENMARK BANCSHARES, INC.

Statements of Financial Condition

	December 31,
$(000)s	2011	2010
Assets
Cash in banks	$1,698	$1,114
Investment
Banking subsidiary	40,249	38,840
Nonbanking subsidiaries	8,250	8,861
Fixed assets (net of depreciation
of $4,296 and $4,012, respectively)	6,904	7,189
Other assets	50	41
TOTAL ASSETS	$57,151	$56,045
Liabilities
Accrued expenses	$266	$158
Dividends payable	862	862
Other liabilities	0	99
Note payable - unrelated bank	0	1,000
Total liabilities	$1,128	$2,119
Stockholders' Equity
Common stock	$16,048	$16,048
Paid-in capital	470	470
Retained earnings	39,919	38,032
Accumulated other comprehensive loss	(414)	(624)
Total stockholders' equity	$56,023	$53,926
TOTAL LIABILITIES AND
STOCKHOLDERS' EQUITY	$57,151	$56,045

31

Denmark Bancshares, Inc. and Subsidiaries

Notes to the Consolidated Financial Statements

DENMARK BANCSHARES, INC.

Statements of Income

	For the Years Ended December 31,
$(000)s	2011	2010	2009
Income
Other interest income	$0	$1	$3
Dividend income from banking subsidiary	1,795	1,000	0
Dividend income from nonbanking subsidiary	251	863	1,463
Rental income from banking subsidiary	543	577	688
Rental income from nonbanking subsidiary	103	57	11
Total income	$2,692	$2,498	$2,165
Expenses
Management fees to banking subsidiary	$151	$156	$159
Interest expense	47	51	0
Depreciation	285	312	353
Other operating expenses	281	300	325
Total expenses	$764	$819	$837

Income before income tax benefit and
undistributed income of subsidiaries	$1,928	$1,679	$1,328
Income tax benefit	(45)	(76)	(52)
Income before undistributed
income of subsidiaries	$1,973	$1,755	$1,380
Equity in Undistributed Income of Subsidiaries
Banking subsidiary	1,199	1,843	220
Nonbank subsidiaries	439	(156)	(722)
NET INCOME	$3,611	$3,442	$878

32

Denmark Bancshares, Inc. and Subsidiaries

Notes to the Consolidated Financial Statements

DENMARK BANCSHARES, INC.

Statements of Cash Flows

	For the Years Ended December 31,
$(000)s	2011	2010	2009
Cash Flows from Operating Activities:
Net Income	$3,611	$3,442	$878
Adjustments to reconcile net income to
net cash provided by operating activities:
Depreciation	285	312	353
Earnings of banking subsidiary	(2,994)	(2,843)	(220)
Earnings of nonbanking subsidiaries	(689)	(707)	(741)
Dividend from banking subsidiary	1,795	1,000	0
Dividend from nonbanking subsidiary	251	863	1,463
Loss on sale of assets/write-down of assets			(4)
Increase in other assets	(11)	(3)	(1)
Increase (decrease) in other liabilities	10	(14)	(3)
Net Cash Provided by Operating Activities	$2,258	$2,050	$1,725
Cash Flows from Investing Activities:
Capital expenditures	$0	($219)	($100)
Proceeds from sale of assets	0	0	14
Decrease (increase) in investment in nonbanking subsidiary	1,050	(50)	(1,000)
Net Cash Provided by (Used in) Investing Activities	$1,050	($269)	($1,086)
Cash Flows from Financing Activities:
Debt proceeds	$0	$0	$1,000
Debt repayments	(1,000)	0	0
Treasury stock purchases	0	0	(59)
Dividends paid	(1,724)	(1,724)	(1,726)
Net Cash Used in Financing Activities	($2,724)	($1,724)	($785)

Net increase (decrease) in cash	$584	$57	($146)
Cash, beginning	1,114	1,057	1,203
CASH, ENDING	$1,698	$1,114	$1,057
Supplemental Disclosure:
Income taxes received	$20	$70	$64